Organization, Consolidation and Principal Activities - Summary of Cash Flows of the VIE included in the Company's Consolidated Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net cash provided by operating activities	$ 1,702	¥ 11,110	¥ 17,624	¥ 19,807
Net cash (used in) provided by investing activities	(28,672)	(187,083)	12,483	(94,281)
Net cash provided by (used in) financing activities	23,462	153,093	80,550	82,495
Variable Interest Entity, Primary Beneficiary [Member]
Net cash provided by operating activities	4,657	30,389	17,521	19,807
Net cash (used in) provided by investing activities	(8,664)	(56,535)	12,484	(94,281)
Net cash provided by (used in) financing activities	(1,091)	(7,119)	80,550	82,495
Effect of exchange rate changes on cash	0	(4)	(1,221)	179
Net increase (decrease) in cash	$ (5,098)	¥ (33,269)	¥ 109,334	¥ 8,200